Document and Entity Information	Aug. 14, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 14, 2020
Entity Registrant Name	AutoZone, Inc.
Entity Incorporation, State or Country Code	NV
Entity File Number	1-10714
Entity Tax Identification Number	62-1482048
Entity Address, Address Line One	123 South Front Street
Entity Address, City or Town	Memphis
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	38103
City Area Code	901
Local Phone Number	495-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000866787
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	AZO
Security Exchange Name	NYSE